Restructuring Activities - Schedule of Restructuring and Other Costs (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
Restructuring		$ 7,785	$ 452
Restructuring and Others Costs [Member]
Restructuring Cost and Reserve [Line Items]
Transaction related costs	[1]	359	15
Restructuring	[2]	3,510	176
Other	[3]	3,916	261
Restructuring and other costs		$ 7,785	$ 452

[1]	For the three months ended March 31, 2025, transaction costs relate to the disposal of the direct marketing payment processing business line mainly related to legal fees.
[2]	For the three months ended March 31, 2025, restructuring mainly relates to costs incurred on transformation projects to improve merchant platforms as well as finance and risk processes. These transformation projects are expected to complete by 2027. For the three months ended March 31, 2024, restructuring mainly relates to relocation costs.
[3]	Other costs mainly relate to the securities litigation against the Company and indemnities provided by the Company in the related class action lawsuit (See Note 14).